LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Components of Operating Lease Expense
The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2020 and 2027. Components of operating lease expense were as follows:

Year ended December 31, 2019

Operating lease cost*	$2,196
Short- term lease cost	272
Total lease costs	$2,468

*) Operating lease cost were paid in cash during the year ended December 31,2019

Schedule of Supplemental Information Related to Operating Leases	Supplemental information related to operating leases was as follows:
Year ended December 31, 2019

New operating lease assets obtained in exchange for operating lease liabilities	$1,469

Schedule of Future Lease Payments Under Operating Leases
     Future lease payments under operating leases as of December 31, 2019 were as follows:

2020	$2,019
2021	1,775
2022	1,269
2023	517
Thereafter	16
Total future lease payements	5,596
Less imputed interest	(361)
Total lease liability balance	$5,235